OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
12 Months Ended
	Dec. 31, 2024 VND (₫) ₫ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 VND (₫) ₫ / shares shares		Dec. 31, 2022 VND (₫) ₫ / shares shares
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Net loss attributable to controlling interests	₫ (77,265,364)	$ (3,175,071,461)	₫ (60,168,126)		₫ (52,887,812)
Net loss attributable to controlling interests adjusted for the effect of dilution	₫ (77,265,364)	$ (3,175,071,461)	₫ (60,168,126)		₫ (52,887,812)
Weighted average number of ordinary shares for basic earnings per share (in shares)	2,338,415,230	2,338,415,230	2,310,823,009	[1]	2,299,008,659	[1]
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	2,338,415,230	2,338,415,230	2,310,823,009	[1]	2,299,008,659	[1]
Basic loss per share (amount per share) | (per share)	₫ (33,042)	$ (1.4)	₫ (26,038)	[1]	₫ (23,005)	[1]
Diluted loss per share (amount per share) | (per share)	₫ (33,042)	$ (1.4)	₫ (26,038)	[1]	₫ (23,005)	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).